Matthews India Active ETFMarch 31, 2025
Schedule of Investments (unaudited)

COMMON EQUITIES: 97.7%
	Shares	Value
Financials: 37.5%
Banks: 23.5%
HDFC Bank, Ltd.	49,852	$1,066,300
ICICI Bank, Ltd.	56,279	887,815
Kotak Mahindra Bank, Ltd.	13,539	343,922
Axis Bank, Ltd.	25,265	325,743
Federal Bank, Ltd.	125,294	282,523
State Bank of India	15,098	136,279
HDFC Bank, Ltd. ADR	855	56,806
IndusInd Bank, Ltd.	6,051	46,006
		3,145,394
Consumer Finance: 10.9%
Bajaj Finance, Ltd.	5,898	617,288
Shriram Finance, Ltd.	77,661	596,047
Cholamandalam Investment and Finance Co., Ltd.	13,452	239,215
		1,452,550
Insurance: 3.1%
Max Financial Services, Ltd.[a]	15,868	213,071
PB Fintech, Ltd.[a]	5,850	108,808
ICICI Lombard General Insurance Co., Ltd.[b,c]	4,233	88,790
		410,669
Total Financials		5,008,613

Consumer Discretionary: 16.3%
Hotels, Restaurants & Leisure: 6.3%
Zomato, Ltd.[a]	179,455	423,482
Swiggy, Ltd.[a]	70,696	273,115
Le Travenues Technology, Ltd.[a,c]	85,147	141,061
		837,658
Automobiles: 5.0%
Mahindra & Mahindra, Ltd.	11,670	363,975
TVS Motor Co., Ltd.	4,667	132,130
Tata Motors, Ltd.	11,143	87,928
Maruti Suzuki India, Ltd.	621	83,714
		667,747
Specialty Retail: 3.3%
Thanga Mayil Jewellery, Ltd.	17,259	405,586
Cartrade Tech, Ltd.[a]	1,735	33,390
		438,976
Household Durables: 1.0%
Crompton Greaves Consumer Electricals, Ltd.	31,090	128,747
Textiles, Apparel & Luxury Goods: 0.7%
Titan Co., Ltd.	2,836	101,643
Total Consumer Discretionary		2,174,771

Information Technology: 12.3%
IT Services: 10.8%
Infosys, Ltd.	36,183	664,902
Tata Consultancy Services, Ltd.	8,667	365,667
Persistent Systems, Ltd.	3,050	196,753
HCL Technologies, Ltd.	6,514	121,367
Tech Mahindra, Ltd.	5,255	87,197
		1,435,886

	Shares	Value
Electronic Equipment, Instruments & Components: 1.5%
Avalon Technologies, Ltd.[a,b,c]	23,431	$207,671
Total Information Technology		1,643,557

Health Care: 9.7%
Pharmaceuticals: 7.4%
Neuland Laboratories, Ltd.	2,054	290,093
Amrutanjan Health Care, Ltd.	23,460	178,985
Lupin, Ltd.	5,760	136,664
Sun Pharmaceutical Industries, Ltd.	6,659	135,147
Zydus Lifesciences, Ltd.	12,204	126,562
Dr. Reddy’s Laboratories, Ltd.	8,988	120,320
		987,771
Health Care Equipment & Supplies: 1.0%
Poly Medicure, Ltd.	4,944	129,873
Health Care Providers & Services: 0.8%
Metropolis Healthcare, Ltd.[a,b,c]	5,757	105,380
Life Sciences Tools & Services: 0.5%
Divi’s Laboratories, Ltd.	955	64,530
Total Health Care		1,287,554

Consumer Staples: 7.6%
Personal Care Products: 3.0%
Godrej Consumer Products, Ltd.	13,294	180,304
Colgate-Palmolive India, Ltd.	4,385	122,604
Honasa Consumer, Ltd.[a]	36,912	100,131
		403,039
Food Products: 2.9%
Marico, Ltd.	40,080	305,574
Tata Consumer Products, Ltd.	7,101	83,237
		388,811
Beverages: 1.0%
Varun Beverages, Ltd.	21,187	133,769
Tobacco: 0.7%
ITC, Ltd.	17,547	84,119
Total Consumer Staples		1,009,738

Industrials: 4.8%
Electrical Equipment: 1.4%
ABB India, Ltd.	1,035	67,160
TD Power Systems, Ltd.	13,647	65,543
Elecon Engineering Co., Ltd.	11,474	60,295
		192,998
Construction & Engineering: 1.2%
Techno Electric & Engineering Co., Ltd.	8,447	99,143
Praj Industries, Ltd.	9,717	63,079
		162,222
Professional Services: 0.8%
Latent View Analytics, Ltd.[a]	25,773	110,829

Matthews India Active ETFMarch 31, 2025
Schedule of Investments (unaudited) (continued)
COMMON EQUITIES (continued)
	Shares	Value
Machinery: 0.8%
Cummins India, Ltd.	2,864	$102,261
Transportation Infrastructure: 0.6%
Gujarat Pipavav Port, Ltd.	48,541	78,423
Total Industrials		646,733

Communication Services: 3.7%
Wireless Telecommunication Services: 3.2%
Bharti Airtel, Ltd.	21,178	429,494
Interactive Media & Services: 0.5%
Just Dial, Ltd.[a]	6,086	58,074
Total Communication Services		487,568

Energy: 3.3%
Oil, Gas & Consumable Fuels: 3.3%
Reliance Industries, Ltd.	29,524	440,446
Total Energy		440,446

Materials: 2.5%
Construction Materials: 2.1%
UltraTech Cement, Ltd.	2,039	274,568
Metals & Mining: 0.2%
Mishra Dhatu Nigam, Ltd.[b,c]	10,018	31,867
Chemicals: 0.2%
Gujarat Fluorochemicals, Ltd.	615	28,946
Total Materials		335,381

TOTAL COMMON EQUITIES		13,034,361
(Cost $12,380,396)
SHORT-TERM INVESTMENTS: 4.1%
	Shares	Value
Money Market Funds: 4.1%
JPMorgan U.S. Government Money Market Fund, Capital Shares, 4.26%[d]	545,434	$545,434
(Cost $545,434)

Total Investments: 101.8%		13,579,795
(Cost $12,925,830)
LIABILITIES IN EXCESS OF CASH AND OTHER ASSETS: (1.8%)		(234,276)
Net Assets: 100.0%		$13,345,519

a	Non-income producing security.
b
Security exempt from registration under Rule 144A of the Securities Act of 1933, as amended. The security may be resold in transactions exempt from registration normally to qualified institutional buyers. The security has been determined to be liquid in accordance with procedures adopted by the Funds’ Board of Trustees. At
March 31, 2025, the aggregate value is $433,708, which is 3.25% of net assets.

c	The securities may be resold to qualified foreign investors and foreign institutional buyers under Regulation S of the Securities Act of 1933.
d	Rate shown is the current yield as of March 31, 2025.
ADR	American Depositary Receipt
Other information regarding the Fund is available in the Funds’ most recent report to shareholders. This information is available on the Securities and Exchange Commission’s website (www.sec.gov).